Subsidiaries and Non-controlling Interests - Summary of Significant Subsidiaries within the Group (Detail) - CAYMAN ISLANDS	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Grab Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Grab Holdings Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
Grab Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Grab Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%
A2G Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	A2G Holdings Inc.
Country of incorporation/ operation/ Principal place of business	Cayman
Ownership interests held by the Group	100.00%	100.00%